Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Major Components of Income Tax Expense

The major components of income tax expense were as follows:

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Current tax
Current tax expenses recognized for the year	$8,490	$8,863	$8,875
Income tax on unappropriated earnings	181	137	(31)
Income tax adjustments on prior years	(150)	(141)	(128)
Others	7	7	4
	8,528	8,866	8,720
Deferred tax
Deferred tax expense recognized for the year	489	318	218
Income tax adjustments on prior years	3	151	9
	492	469	227
Income tax recognized in profit or loss	$9,020	$9,335	$8,947

Reconciliation of Accounting Profit and Income Tax Expense

Reconciliation of accounting profit and income tax expense was as follows:

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Income before income tax	$46,067	$47,204	$47,008
Income tax expense calculated at the statutory rate	$9,213	$9,441	$9,401
Nondeductible income and expenses in determining taxable income	8	(20)	28
Tax-exempt income	(30)	(3)	(9)
Income tax on unappropriated earnings	181	137	(31)
Investment credits	(217)	(207)	(209)
Effect of different tax rates of group entities operating in other jurisdictions	(10)	(31)	(7)
Income tax adjustments on prior years	(147)	10	(119)
Others	22	8	(107)
Income tax expense recognized in profit or loss	$9,020	$9,335	$8,947

Income Tax Recognized in Other Comprehensive Income	b. Income tax recognized in other comprehensive income

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Deferred tax
Remeasurement on defined benefit pension plans	$78	$231	$31

Current Tax Assets and Liabilities
c.
Current tax assets and liabilities

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Current tax assets
Tax refund receivable (included in other current assets - others)	$2	$4
Current tax liabilities
Income tax payable	$6,999	$6,613

Movements of Deferred Income Tax Assets and Liabilities

The movements of deferred income tax assets and liabilities were as follows:

For the year ended December 31, 2021

	January 1, 2021	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2021
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,816	$6	$(78)	$1,744
Allowance for doubtful receivables over quota	365	(100)	—	265
Valuation loss on inventory	299	(102)	—	197
Seniority bonus	4	1	—	5
Impairment loss on assets	4	(4)	—	—
Estimated warranty liabilities	36	7	—	43
Valuation loss on financial assets	33	(33)	—	—
Valuation loss on onerous contracts	34	(8)	—	26
Accrued award credits liabilities	18	(9)	—	9
Deferred revenue	73	(24)	—	49
Share of profit or loss of associates and joint ventures accounted for using equity method	401	—	—	401
Unrealized foreign exchange loss, net	5	(3)	—	2
Others	25	8	—	33
	3,113	(261)	(78)	2,774
Loss carryforwards	20	(9)	—	11
	$3,133	$(270)	$(78)	$2,785

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,812)	$(157)	$—	$(1,969)
Land value incremental tax	(95)	—	—	(95)
Deferred revenue for award credits	(30)	(25)	—	(55)
Intangible assets	(27)	3	—	(24)
Unrealized foreign exchange gain, net	—	(27)	—	(27)
Others	(3)	(16)	—	(19)
	$(1,967)	$(222)	$—	$(2,189)

For the year ended December 31, 2022

	January 1, 2022	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2022
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,744	$1	$(231)	$1,514
Allowance for doubtful receivables over quota	265	(81)	—	184
Valuation loss on inventory	197	(92)	—	105
Seniority bonus	5	—	—	5
Impairment loss on assets	—	—	—	—
Estimated warranty liabilities	43	4	—	47
Valuation loss on financial assets	—	24	—	24
Valuation loss on onerous contracts	26	(8)	—	18
Accrued award credits liabilities	9	3	—	12
Deferred revenue	49	(19)	—	30
Share of profit or loss of associates and joint ventures accounted for using equity method	401	(399)	—	2
Unrealized foreign exchange loss, net	2	56	—	58
Others	33	(5)	—	28
	2,774	(516)	(231)	2,027
Loss carryforwards	11	159	—	170
	$2,785	$(357)	$(231)	$2,197

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,969)	$(145)	$—	$(2,114)
Land value incremental tax	(95)	—	—	(95)
Deferred revenue for award credits	(55)	(15)	—	(70)
Intangible assets	(24)	4	—	(20)
Unrealized foreign exchange gain, net	(27)	26	—	(1)
Others	(19)	18	—	(1)
	$(2,189)	$(112)	$—	$(2,301)

For the year ended December 31, 2023

	January 1, 2023	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2023
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,514	$1	$(31)	$1,484
Allowance for doubtful receivables over quota	184	(41)	—	143
Valuation loss on inventory	105	(29)	—	76
Seniority bonus	5	64	—	69
Impairment loss on assets	—	60	—	60
Estimated warranty liabilities	47	1	—	48
Valuation loss on financial assets	24	21	—	45
Valuation loss on onerous contracts	18	19	—	37
Accrued award credits liabilities	12	5	—	17
Deferred revenue	30	(15)	—	15
Share of profit or loss of associates and joint ventures accounted for using equity method	2	6	—	8
Unrealized foreign exchange loss, net	58	(55)	—	3
Others	28	(3)	—	25
	2,027	34	(31)	2,030
Loss carryforwards	170	(101)	—	69
	$2,197	$(67)	$(31)	$2,099

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(2,114)	$(146)	$—	$(2,260)
Land value incremental tax	(95)	—	—	(95)
Deferred revenue for award credits	(70)	4	—	(66)
Intangible assets	(20)	2	—	(18)
Unrealized foreign exchange gain, net	(1)	(11)		(12)
Others	(1)	(9)	—	(10)
	$(2,301)	$(160)	$—	$(2,461)

Items for Which No Deferred Income Tax Assets Have Been Recognized
e.
Items for which no deferred income tax assets have been recognized

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Loss carryforwards
Expire in 2023	$—	$—
Expire in 2024	1	1
Expire in 2025	15	15
Expire in 2026	8	8
Expire in 2027	3	3
Expire in 2028	1	1
Expire in 2029	1	1
Expire in 2030	—	—
Expire in 2031	—	—
Expire in 2032	—	5
Expire in 2033	—	13
	$29	$47

Investment credits - research and development expenditures
Expire in 2025	$—	$8

Deductible temporary differences	$13	$10

Information About Unused Investment Credits and Loss Carryforwards

As of December 31, 2023, information about unused investment credits - research and development expenditures was as follows:

Remaining Creditable Amount	Expiry Year
NT$ (In Millions)
$8	2025

As of December 31, 2023, information about unused loss carryforwards was as follows:

Remaining Creditable Amount	Expiry Year
NT$ (In Millions)
$1	2024
18	2025
10	2026
3	2027
1	2028
2	2029
1	2030
1	2031
63	2032
16	2033
$116